Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (6,204,335)	$ (45,201,077)
Adjustments for:
Amortization	44,540	13,694
Depreciation	47,147	35,302
Change in fair value of derivative liability	1,230,860	41,019,172
Impairment of notes receivable	(771,260)
Finance and other costs	(140)	6,405
Income from government assistance	(1,275)	(20,706)
Share-based payments	643,325	1,049,866
Adjustment for profit loss	(5,011,138)	(3,097,344)
Net changes in non-cash working capital items:
Receivables	(544,318)	(136,170)
Inventory	25,649	(143,786)
Prepaids	2,142,325	33,881
Right of use asset		(14,365)
Trade payables and accrued liabilities	(47,704)	(188,645)
Customer deposits	37,401	(95,646)
Deferred income	(91,385)	(3,870)
Funds used in operating activities	(3,489,170)	(3,645,945)
INVESTING ACTIVITIES
Cash paid for acquisition, net of cash received		(250,000)
Purchase of equipment	(23,197)	(99,655)
Disposal of equipment	10,755
Purchase of investments		(500,000)
Funds used in investing activities	(12,442)	(849,655)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing		18,717,438
Share issue costs	(5,122)	(273,169)
Proceeds from issuance of common shares for warrants exercised	74,227	3,507,562
Proceeds from issuance of common shares for stock options exercised	26,875	955,373
Proceeds from issuance of common shares in lieu of cash		198,000
Proceeds from issuance of loans		503,870
Loans repayments	(1,686)	(24,513)
Repayment of lease liability	(36,583)	(12,741)
Funds provided by financing activities	57,711	23,571,820
Effects of exchange rate changes on cash	(54,910)	9,287
Change in cash	(3,443,901)	19,076,220
Cash, beginning of year	23,075,713	1,982,416
Cash, end of year	19,576,902	21,067,923
Cash and cash equivalents consist of the following:
Cash held in banks	19,231,149	20,925,211
Guaranteed investment certificate	345,753	142,712
Cash and cash equivalents	$ 19,576,902	$ 21,067,923